Long-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-term investments
Schedule of long-term investments

(In thousands)	December 31, 2023	December 31, 2024
Equity interests without a readily determinable fair value:
Balance at beginning of the year	30,811	32,134
Additions	1,418	1,407
Disposals	—	(1,437)
Impairment on long-term investments	—	(1,407)
Exchange difference	(95)	(98)
Balance at end of the year	32,134	30,599